Income Taxes - Schedule of Provision for Income Taxes (Details) (10 K) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Provision at federal statutory rate of 21%			$ (147,419)	$ (1,523,341)
Permanent differences, net			399	1,176
State income tax benefit			(31,590)	(326,430)
Change in valuation allowance			178,610	1,848,596
Total income tax provision